Other Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other assets	$ 3,505	$ 3,330
Other assets current	1,505	1,777
Other assets non current	2,000	1,553
Other liabilites	4,986	4,973
Other liabilites current	2,825	3,001
Other liabilites non current	2,161	1,972
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	1,451	1,355
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	706	601
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	565	906
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	818	674
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	357	293
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	300	241
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	48	147
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	741	756
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,056	1,087
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,536	1,561
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other assets	482	363
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	87	54
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	108	71
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 236	$ 194